UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Advantage Fund, Inc. (NMA)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.2% (2.1% of Total Investments)
$10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$10,825,400
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured
5,075	Lauderdale County and Florence Healthcare Authority, Alabama, Revenue Bonds, Coffee Health Group,	7/09 at 101.00	AAA	5,416,954
	Series 1999A, 5.250%, 7/01/24 - MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,590,443
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	Alaska - 0.4% (0.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,205,977
1,280	5.250%, 12/01/41 - FGIC Insured	12/14 at 100.00	AAA	1,361,498

	Arizona - 0.7% (0.5% of Total Investments)
5,000	Maricopa County Pollution Control Corporation, Arizona, Remarketed Revenue Refunding Bonds, Public	5/06 at 101.00	BBB	5,106,800
	Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22

	California - 10.5% (7.0% of Total Investments)
2,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,859,275
	2004A, 0.000%, 10/01/25 - AMBAC Insured
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	3,040,500
	System/West, Series 2003A, 5.000%, 3/01/33
3,550	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%,	5/12 at 101.00	A2	3,842,556
	5/01/22
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	4/14 at 100.00	A-	7,857,825
	State Hospital, Series 2004A, 5.125%, 6/01/29
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AAA	2,815,473
	Facilities District, Series 2005, 0.000%, 9/01/31 - FGIC Insured
7,535	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	10,106,922
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax)
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System
	Subordinated Revenue Refunding Bonds, Series 1996:
3,935	4.750%, 6/01/21 (Pre-refunded to 6/01/06) - FGIC Insured	6/06 at 100.00	AAA	4,004,217
2,990	4.750%, 6/01/21 - FGIC Insured	6/06 at 100.00	AAA	3,003,126
2,000	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	AAA	648,780
	School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 - MBIA Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	AAA	1,194,950
	School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 - MBIA Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AAA	623,499
	8/01/32 - FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,110,780
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 (WI, settling 8/04/05) - FSA Insured
1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	1,386,142
	5.250%, 8/01/23 - FSA Insured
	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 - FGIC Insured	No Opt. Call	AAA	3,027,634
4,000	0.000%, 8/01/26 - FGIC Insured	No Opt. Call	AAA	1,487,240
5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,995,900
	Series 1991B, 7.375%, 2/01/12
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue	No Opt. Call	AAA	6,720,150
	Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	11,730,566
	Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax)
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation	9/15 at 100.00	AAA	2,083,650
	Bonds, Series 2005A, 0.000%, 9/01/29 - MBIA Insured

	Colorado - 3.8% (2.5% of Total Investments)
8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System, Series	7/06 at 102.00	AAA	8,675,149
	1994A, 5.350%, 11/01/16
2,650	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/16 -	No Opt. Call	AAA	1,635,315
	MBIA Insured
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35 -	9/10 at 102.00	AAA	1,120,780
	MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 -	No Opt. Call	AAA	2,694,500
	MBIA Insured
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,359,011
	12/01/15 - AMBAC Insured
	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
2,000	5.375%, 6/01/17	6/12 at 100.00	AA	2,202,580
5,000	5.375%, 6/01/18	6/12 at 100.00	AA	5,500,100

	District of Columbia - 0.4% (0.3% of Total Investments)
715	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	12/05 at 102.00	AAA	737,222
	Bonds, Series 1988F-1, 6.375%, 6/01/26 (Alternative Minimum Tax)
2,165	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds, Series	6/07 at 102.00	AAA	2,183,922
	1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)

	Florida - 2.1% (1.4% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,904,954
	2000O-1, 5.850%, 12/01/31 (Alternative Minimum Tax) - FSA Insured
1,075	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2000, 5.250%, 10/01/16	10/09 at 100.00	AAA	1,161,043
	(Pre-refunded to 10/01/09) - AMBAC Insured
10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Mary's Hospital,	12/05 at 100.00	AAA	10,219,043
	Series 1993, 5.125%, 12/01/23 - MBIA Insured

	Georgia - 0.6% (0.4% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 - FSA Insured	10/14 at 100.00	AAA	4,305,080

	Hawaii - 0.5% (0.3% of Total Investments)
1,285	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue Bonds,	7/07 at 102.00	AAA	1,297,387
	Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)
2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AAA	2,337,312
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31

	Illinois - 15.1% (10.0% of Total Investments)
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.500%,	7/10 at 101.00	AAA	6,759,530
	1/01/35 (Pre-refunded to 7/01/10) - FGIC Insured
4,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	4,328,880
	Revenues, Series 1997, 5.750%, 12/01/20 (Pre-refunded to 12/01/07) - AMBAC Insured
12,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	13,224,875
	Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured
2,175	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	714,031
	Revenues, Series 1998B-1, 0.000%, 12/01/28 - FGIC Insured
1,515	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	424,412
	Revenues, Series 1999A, 0.000%, 12/01/31 - FGIC Insured
5,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	2,117,950
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13) #
5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	5,256,850
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured
5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 1997, 5.250%, 1/01/28	1/08 at 102.00	AAA	5,358,150
	(Pre-refunded to 1/01/08) - AMBAC Insured
10,115	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rush-Presbyterian-St. Luke's Medical	11/06 at 102.00	AAA	10,715,123
	Center Obligated Group, Series 1996A, 6.250%, 11/15/20 - MBIA Insured
6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	6,384,782
	1996B, 5.750%, 2/15/22
4,210	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	BBB-	4,206,422
	5.375%, 8/15/16
6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.750%,	5/12 at 100.00	Baa2	6,324,900
	5/15/22
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	Aaa	4,527,125
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 - FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 - FGIC Insured	12/09 at 101.00	AAA	14,636,349
10,430	5.250%, 12/15/28 - FGIC Insured	12/09 at 101.00	AAA	11,184,193
4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	5,838,918
	General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%, 4/01/23 -	4/13 at 100.00	AAA	2,038,183
	AMBAC Insured

	Indiana - 3.5% (2.3% of Total Investments)
5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	5,692,292
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured
9,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,	5/06 at 102.00	AAA	9,352,350
	Community Hospitals of Indiana, Series 1995, 5.700%, 5/15/22 - MBIA Insured
6,075	LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail Bonds, Series 1998,	10/09 at 101.00	A3	6,373,708
	5.400%, 10/01/21
2,725	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999,	2/09 at 102.00	BBB	2,806,777
	5.450%, 2/15/12

	Kansas - 1.8% (1.2% of Total Investments)
5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company	No Opt. Call	A3	5,132,250
	Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)
4,935	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	5,266,533
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,896,055
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 1.6% (1.1% of Total Investments)
5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	5/07 at 101.00	AAA	5,734,135
	Revenue Bonds, Series 1997A, 5.250%, 5/15/27 - MBIA Insured
4,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/07 at 101.00	AAA	5,189,035
	Revenue Bonds, Series 1997B, 5.200%, 5/15/25 - MBIA Insured

	Louisiana - 7.6% (5.1% of Total Investments)
13,500	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	14,972,850
	Project, Series 1999, 5.875%, 9/01/29 - AMBAC Insured
6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	7,038,027
	5.250%, 7/01/33 - MBIA Insured
9,395	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	11,992,811
	Corporation Project, Series 1994, 11.000%, 2/01/14
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series
	2001B:
6,000	5.500%, 5/15/30	5/11 at 101.00	BBB	6,263,580
11,750	5.875%, 5/15/39	5/11 at 101.00	BBB	12,447,480

	Massachusetts - 2.5% (1.6% of Total Investments)
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/09 at 101.00	AAA	1,806,770
	Healthcare, Series 1998A, 5.000%, 7/01/28 - AMBAC Insured
4,925	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	4,969,227
	6/01/25 (Alternative Minimum Tax)- FSA Insured
10,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	10,266,300
	5.000%, 1/01/37 - MBIA Insured

	Michigan - 1.5% (1.0% of Total Investments)
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/05 at 100.00	BB-	3,275,819
	Obligated Group, Series 1993A, 6.500%, 8/15/18
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated
	Group, Series 1998A:
4,995	5.250%, 8/15/23	8/08 at 101.00	BB-	4,554,541
3,000	5.250%, 8/15/28	8/08 at 101.00	BB-	2,700,210

	Minnesota - 1.9% (1.2% of Total Investments)
5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	5,316,300
	Bonds, Series 2001C, 5.250%, 1/01/32 - FGIC Insured
4,780	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 5.550%,	7/09 at 100.00	AA+	4,936,927
	7/01/24 (Alternative Minimum Tax)
2,510	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	2,549,382
	1/01/23 (Alternative Minimum Tax)

	Mississippi - 0.0% (0.0% of Total Investments)
55	Coahoma-Clarksdale Housing Development Corporation, Mississippi, FHA-Insured Section 8 Assisted	8/05 at 100.00	AAA	55,114
	Multifamily Mortgage Revenue Refunding Bonds, Gooden Estates and McLaurin Arms, Series 1990A,
	8.000%, 8/01/24
60	Coahoma-Clarksdale Housing Development Corporation, Mississippi, FHA-Insured Section 8 Assisted	8/05 at 100.00	AAA	60,125
	Multifamily Mortgage Revenue Refunding Bonds, Gooden Estates and McLaurin Arms, Series 1990B,
	8.000%, 8/01/24

	Missouri - 0.3% (0.2% of Total Investments)
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,573,200
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured
295	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	9/09 at 102.00	AAA	309,962
	Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)

	Montana - 1.6% (1.1% of Total Investments)
3,730	Montana Board of Housing, Single Family Program Bonds, Series 1995B, 6.400%, 12/01/27 (Alternative	12/05 at 102.00	AA+	3,763,757
	Minimum Tax)
6,920	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A, 6.050%, 12/01/37	6/07 at 101.50	AA+	7,161,646

	Nevada - 3.7% (2.5% of Total Investments)
7,310	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA	7,960,444
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,493,150
	(Pre-refunded to 7/01/10) - MBIA Insured
7,910	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	8,386,024
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured
910	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/07 at 102.00	Aaa	933,642
	(Alternative Minimum Tax)

	New Jersey - 3.1% (2.1% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2002
15,150	5.750%, 6/01/32	6/12 at 100.00	BBB	15,993,098
5,000	6.125%, 6/01/42	6/12 at 100.00	BBB	5,406,150

	New Mexico - 1.1% (0.7% of Total Investments)
7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New	4/06 at 101.00	BBB	7,712,925
	Mexico - San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York - 16.5% (10.9% of Total Investments)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA-	7,417,970
	2002A, 5.125%, 1/01/29
	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,596,303
4,070	7.000%, 3/01/12 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,700,240
3,925	7.000%, 3/01/15 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,532,786
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	10,771,000
	(Pre-refunded to 10/15/07)
7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 5.750%, 5/15/20	5/10 at 101.00	A+***	8,338,873
9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	10,894,888
	Fiscal Series 2000A, 5.750%, 6/15/31 (Pre-refunded to 6/15/09) - FGIC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/07 at 101.00	AAA	5,314,200
	Fiscal Series 1997B, 5.750%, 6/15/29 (Pre-refunded to 6/15/07) - FGIC Insured
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	12/14 at 100.00	AAA	10,535,100
	Fiscal Series 2005B, 5.000%, 6/15/36 - FSA Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AAA	11,326,000
	2000B, 6.000%, 11/15/29 (Pre-refunded to 5/15/10)
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/08 at 102.00	Ba2	4,567,896
	Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/12 at 101.00	Ba2	3,350,670
	Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
3,655	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/08 at 101.00	AA-***	3,904,417
	Facilities, Series 1997, 5.125%, 5/15/27 (Pre-refunded to 5/15/08)
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 1997B:
2,965	5.625%, 2/15/21 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	3,146,577
4,395	5.625%, 2/15/21	2/07 at 102.00	AA-	4,623,276
9,495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	9,976,966
	(Alternative Minimum Tax)
5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/09 at 101.00	AAA	5,526,850
	Facilities, Series 1999C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

	North Carolina - 3.2% (2.1% of Total Investments)
8,245	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/09 at 100.00	AA	8,626,991
	7A, 6.250%, 1/01/29 (Alternative Minimum Tax)
5,735	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	1/10 at 100.00	AA	5,895,867
	8A, 5.950%, 1/01/27 (Alternative Minimum Tax)
5,925	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	1/10 at 100.00	AA	6,172,250
	9A, 5.875%, 7/01/31 (Alternative Minimum Tax)
1,285	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/10 at 100.00	AAA	1,318,333
	10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	North Dakota - 0.4% (0.3% of Total Investments)
2,815	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B, 5.500%,	7/08 at 102.00	Aaa	2,852,355
	7/01/29 (Alternative Minimum Tax)- MBIA Insured

	Ohio - 4.5% (3.0% of Total Investments)
5,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	11/09 at 101.00	Baa1	5,170,650
	Summa Health System, Series 1998A, 5.375%, 11/15/18
6,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals Health System, Series 1999,	7/09 at 101.00	AAA	6,460,140
	5.500%, 1/15/30 - AMBAC Insured
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999:
7,840	6.750%, 4/01/18	4/10 at 101.00	A2	8,702,870
5,000	6.750%, 4/01/22	4/10 at 101.00	A2	5,528,400
2,130	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	2,178,308
	Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,817,772

	Oklahoma - 2.2% (1.5% of Total Investments)
	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center,
	Series 1999A:
2,110	5.750%, 8/15/29 (Pre-refunded to 8/15/09) - MBIA Insured	8/09 at 101.00	AAA	2,334,588
2,890	5.750%, 8/15/29 - MBIA Insured	8/09 at 101.00	AAA	3,141,199
10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	9,651,900
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 1.3% (0.8% of Total Investments)
2,225	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,416,461
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	2,902,354
	Insured
3,240	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	AAA	3,473,604
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 - AMBAC Insured

	Puerto Rico - 1.4% (0.9% of Total Investments)
4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 - MBIA Insured	7/10 at 100.00	AAA	4,403,000
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 - XLCA	7/15 at 100.00	AAA	5,344,700
	Insured

	Rhode Island - 1.9% (1.2% of Total Investments)
12,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	12,963,685
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 - MBIA Insured

	South Carolina - 4.7% (3.1% of Total Investments)
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-***	11,648,800
	6.000%, 12/01/20 (Pre-refunded to 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,694,200
	Improvement Bonds, Series 2003, 5.750%, 11/01/28
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,140,970
	5.000%, 6/01/36 - FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	542,510
	1/01/23 - FGIC Insured
	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System,
	Series 2003A:
3,560	5.000%, 1/01/20 - AMBAC Insured	7/13 at 100.00	AAA	3,803,041
2,125	5.000%, 1/01/21 - AMBAC Insured	7/13 at 100.00	AAA	2,264,591
7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	8,066,925
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 5.1% (3.5% of Total Investments)
6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	6,399,000
	Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding	1/13 at 75.87	AAA	11,075,342
	Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 - FSA Insured
1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds,	5/11 at 100.00	AA	1,833,108
	Series 2001A, 5.125%, 5/15/26
14,385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	16,017,697
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Texas - 18.1% (12.1% of Total Investments)
11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	12,627,488
	Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11) (a)
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series	No Opt. Call	AAA	6,491,760
	1998, 5.050%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	10,322,000
	Series 2005, 5.000%, 1/01/45 - FGIC Insured
8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/09 at 101.00	BBB-	8,593,032
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)
10,000	Harris County Health Facilities Development Corporation, Texas, Special Facilities Revenue Bonds,	5/06 at 102.00	AAA	10,411,400
	Texas Medical Center Project, Series 1996, 5.900%, 5/15/16 - MBIA Insured
5,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	5,213,350
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured
13,110	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	14,138,217
	Insured
5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,215,200
	2/15/28 - AMBAC Insured
	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J:
5,490	6.800%, 12/15/10 - AMBAC Insured	No Opt. Call	AAA	6,340,566
2,000	6.800%, 12/15/11 - AMBAC Insured	No Opt. Call	AAA	2,345,040
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AAA	1,963,104
	Bonds, Series 2005, 0.000%, 8/15/34 - FGIC Insured
16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B,	5/09 at 101.00	BBB-	16,592,783
	5.950%, 5/01/30 (Alternative Minimum Tax)
3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	3,639,611
	Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	5,068,010
	2002A, 6.000%, 10/01/21
4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program, Series	8/09 at 100.00	Aa1	4,281,120
	1999C, 5.500%, 8/01/35
6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension Health	11/09 at 101.00	AAA	7,614,904
	Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded to 11/15/09) - AMBAC Insured
2,500	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	2,554,525
	Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)
245	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	1/06 at 100.00	AAA	245,887
	Bonds, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 - MBIA Insured
3,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005,	8/15 at 74.57	AAA	1,373,010
	0.000%, 8/15/21 (WI, settling 8/10/05)

	Utah - 0.3% (0.2% of Total Investments)
2,200	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	2,346,828
	7/01/19 - MBIA Insured

	Washington - 14.3% (9.5% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,559,379
	Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Refunding	7/11 at 101.00	AAA	11,685,936
	Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured
5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,914,770
	Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured
10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aaa	12,271,794
	Series 2000, 6.250%, 12/01/17 (Pre-refunded to 12/01/10) - FSA Insured
10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AA+	11,415,838
	(Alternative Minimum Tax)
5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 (Alternative Minimum	No Opt. Call	AAA	5,831,459
	Tax) - MBIA Insured
19,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A, 6.000%,	3/10 at 101.00	AAA	21,635,362
	9/01/29 - MBIA Insured
5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%,	3/10 at 101.00	AAA	5,496,450
	9/01/20 (Alternative Minimum Tax)- MBIA Insured
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	5,397,200
	5.375%, 12/01/19 - MBIA Insured
8,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1998A,	7/08 at 102.00	Aaa	9,300,813
	5.125%, 7/01/18

	West Virginia - 0.7% (0.5% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,121,650
	2003L, 5.500%, 10/01/22

	Wisconsin - 7.7% (5.1% of Total Investments)
7,395	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	7,966,190
	Series 2002, 6.125%, 6/01/27
2,250	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 - FSA Insured	11/14 at 100.00	Aaa	2,373,457
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA-	5,430,200
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	3,465,090
	1998A, 5.500%, 12/15/19 - MBIA Insured
2,445	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2000B,	3/10 at 100.00	AA	2,470,746
	5.750%, 3/01/22 (Alternative Minimum Tax)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group Inc.,
	Series 1996:
10,000	5.600%, 11/15/16 - FSA Insured	5/06 at 102.00	AAA	10,383,100
20,000	5.750%, 11/15/25 - FSA Insured	5/06 at 102.00	AAA	20,798,398

$1,030,175	Total Long-Term Investments (cost $952,614,896) - 149.8%			1,033,024,214

	Short-Term Investments - 0.8% (0.5% of Total Investments)
5,500	Idaho Health Facilities Authority, Revenue Bonds, St. Luke's Regional Medical Center, Variable Rate		A-1+	5,500,000
	Demand Obligations, Series 2005, 2.240%, 7/01/35 - FSA Insured †

$5,500	Total Short-Term Investments (cost $5,500,000)			5,500,000

	Total Investments (cost $958,114,896) - 150.6%			1,038,524,214

	Other Assets Less Liabilities - 1.3%			8,954,985

	Preferred Shares, at Liquidation Value - (51.9)%			(358,000,000)

	Net Assets Applicable to Common Shares - 100%			$689,479,199

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $957,001,412.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$85,253,107
Depreciation	(3,730,305)

Net unrealized appreciation of investments	$81,522,802

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.